FINANCE RECEIVABLES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Finance receivables
Loans originated from CBD	$ 239,616,353	$ 251,013,073	$ 240,871,321
Amount of contracts acquired	23,326,384	29,026,308	37,421,612
Percentage of loans purchased as refinancing of outstanding loans	29.00%	27.70%
Customer loan payments collected in advance of the payment due dates		14,100,000
Gross finance receivables	396,803,008	405,233,539
Net deferred loan fees and dealer discounts	(19,843,416)	(21,519,999)
Unearned debt protection fees and insurance premium reserves	(13,073,836)	(14,701,405)
Unapplied finance receivables payments		(11,152,083)
Debt protection claims and policy reserves	(2,975,238)	(1,759,026)
Total unearned fees and premiums	35,892,490	49,132,513
Finance receivables - net of unearned fees and premiums	360,910,518	356,101,026
Allowance for credit losses	(29,000,000)	(25,396,255)	(24,496,000)
Net finance receivables	331,910,518	330,704,771
Military loans
Finance receivables
Loans originated from CBD	398,300,000	425,600,000
Gross finance receivables	369,361,165	370,601,538
Allowance for credit losses	(27,457,000)	(22,970,000)	(22,764,000)
Retail installment contracts
Finance receivables
Amount of contracts acquired	25,500,000	30,900,000
Gross finance receivables	27,441,843	34,632,001
Allowance for credit losses	$ (1,543,000)	$ (2,426,000)	$ (1,732,000)